Label	Element	Value
MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000315812_SupplementTextBlock

Morgan Stanley

June 16, 2017

Supplement

SUPPLEMENT DATED JUNE 16, 2017 TO THE PROSPECTUS OF
Morgan Stanley Tax-Free Daily Income Trust, dated May 1, 2017
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.